RELATED PARTY TRANSACTIONS - Schedule Of Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Related Party Transaction [Line Items]
Revenue from Related Parties	¥ 563,622	$ 84,147	¥ 453,024	¥ 827,298	$ 116,300	¥ 677,122
Related Party Transaction, Amounts of Transaction	81,729	12,202	35,526	114,300	16,068	57,930
Public Cloud Services | Kingsoft Group
Related Party Transaction [Line Items]
Revenue from Related Parties	93,801	14,004	67,817	142,598	20,047	109,989
Public Cloud Services | Xiaomi Group
Related Party Transaction [Line Items]
Revenue from Related Parties	435,114	64,961	385,207	631,170	88,728	560,955
Purchase of Services | Xiaomi Group
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	58	9	185	87	12	314
Interest expense on loan | Kingsoft Group
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	11,690	1,745		17,631	2,479
Interest expense on loan | Xiaomi Group
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	38,423	5,736		52,505	7,381	5,879
Rental of office space and administrative services | Kingsoft Group
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	7,955	1,188	6,702	10,578	1,487	11,123
Rental of office space and administrative services | Xiaomi Group
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	23,603	3,524	¥ 28,639	33,499	4,709	40,614
Enterprise Cloud Services | Kingsoft Group
Related Party Transaction [Line Items]
Revenue from Related Parties	4,466	667		7,250	1,019
Enterprise Cloud Services | Xiaomi Group
Related Party Transaction [Line Items]
Revenue from Related Parties	¥ 30,241	$ 4,515		¥ 46,280	$ 6,506	¥ 6,178